Sep. 30, 2017
First Investors Government Cash Management Fund
First Investors Government Cash Management Fund
SUPPLEMENT DATED JUNE 1, 2018 FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS DATED JANUARY 31, 2018

1.	In “The Funds Summary Section” for the First Investors Government Cash Management Fund:

a.	the Annual Fund Operating Expenses table and the footnotes that follow are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Institutional Class
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	None	0.75%	None
Other Expenses	0.52%	0.51%	0.18%
Total Annual Fund Operating Expenses	1.02%	1.76%	0.68%
Fee Limitation and/or Expense Reimbursement [2]	0.22%	0.21%	None
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	0.80%	1.55%	0.68%
1. A contingent deferred sales charge of 1% may be assessed on certain redemptions.
2. The Adviser and transfer agent have contractually agreed to limit fees and/or reimburse expenses of the Fund until at least June 1, 2019, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 0.80% for Class A shares, 1.55% for Class B shares and 0.80% for Institutional Class shares. The Adviser and the transfer agent can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser or the transfer agent, respectively, provided that such repayment does not cause the expenses of the Fund’s Class A, Class B or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreements. The fee limitation and/or expense reimbursement may be terminated or amended prior to June 1, 2019, only with the approval of the Fund’s Board of Trustees.

b.
the paragraph under the heading “Example” is revised to reflect that the Example assumes all of the Fund’s operating expenses remain the same except that it incorporates the fee limitation/expense reimbursement arrangement through June 1, 2019.

c.	the tables under the heading “Example” are deleted and replaced with the following:

	1 year	3 years	5 years	10 years
Class A shares	$82	$303	$542	$1,228
Class B shares	$558	$834	$1,135	$1,860
Institutional Class shares	$69	$218	$379	$847

You would pay the following expenses on Class B shares if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class B shares	$158	$534	$935	$1,860

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Please retain this Supplement for future reference.

IEP618